Estimated Assumptions of Fair Value of Series C Preferred Share of 51.com under EVA Model (Detail) (Five One Network Development Co Ltd, Series C Preferred Stock)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Five One Network Development Co Ltd | Series C Preferred Stock
Fair Value Measurements [Line Items]
Risk-free interest rates	0.14%	0.72%
Expected volatility	42.78%	50.92%
- IPO	0.00%	25.00%
- Liquidation	100.00%	25.00%
- Redemption	0.00%	50.00%